Related Party Transactions (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Mar. 16, 2018	Feb. 02, 2018	Feb. 02, 2018	May 05, 2016	Feb. 25, 2016	Feb. 25, 2015	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Loans from related party							$ 52,570	$ 54,753	$ 56,802
Due to related parties							31,587	32,898	35,204
Related party transaction, amount								59,226
Nathanielsz Employment Agreement [Member]
Expired date						Feb. 25, 2018
Compensation							211,380
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Compensation	$ 211,380
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Compensation	281,840
AUD Currency [Member] | Board of Directors [Member]
Related party transaction, amount								80,046
AUD Currency [Member] | Nathanielsz Employment Agreement [Member]
Compensation						$ 25,000	300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Minimum [Member]
Compensation	300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Maximum [Member]
Compensation	400,000
North Horizon Pty Ltd [Member]
Lease term				5 years
Annual rental payments				$ 27,902
Goods and service tax				2,537
Future minimum payments due							63,296	83,017
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Annual rental payments				39,600
Goods and service tax				3,600
Future minimum payments due							89,100
Current and Former Director [Member]
Loans from related party							52,570	54,753	56,802
Former Director [Member]
Due to related parties							$ 31,587	32,898
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due				139,511
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD Currency [Member]
Future minimum payments due				$ 198,000
Sylvia Nathanielsz [Member] | Nathanielsz Employment Agreement [Member]
Percentage of pension of monthly salary							9.50%
Percentage of bonus of annual base salary							200.00%
Mr. Nathanielsz [Member]
Compensation		$ 88,788	$ 84,552					72,684
Payments for other fees							$ 28,415
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Payments for other fees							$ 219,954
James Nathanielsz [Member]
Related party transaction, amount					$ 3,157
Payments for other fees								$ 41,481	$ 40,562
James Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	221,970
James Nathanielsz [Member] | AUD Currency [Member]
Related party transaction, amount					$ 4,481
James Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Officers' compensation	$ 300,000